Net (Loss)/Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
Net (Loss)/Earnings per Share
Schedule of basic and diluted loss per ordinary share

	For the Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Numerator:
Net income	55,083	176,724	4,877
Net loss attributable to non-controlling interests	—	—	930
Accretions of Preferred Shares to redemption value	(104,211)	(50,219)	—
Net (loss)/earnings attributable to ordinary shareholders	(49,128)	126,505	5,807
Denominator:
Weighted average number of ordinary shares outstanding, basic	24,555,427	59,357,935	81,534,991
Weighted average number of ordinary shares outstanding, diluted	24,555,427	63,309,091	83,781,406
Net (loss)/earnings per share, basic	(2.00)	2.13	0.07
Net (loss)/earnings per share, diluted	(2.00)	2.00	0.07
Net (loss)/earnings per ADS, basic	(1.54)	1.64	0.05
Net (loss)/earnings per ADS, diluted	(1.54)	1.54	0.05

Schedule of excluded ordinary share equivalents of dilutive net (loss)/earnings per share to eliminate any antidilutive effect

	For the Year ended December 31,
	2018	2019	2020
Share option	2,587,743	—	—
Preferred Shares	39,388,581	15,127,760	—
Total	41,976,324	15,127,760	—